Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares		Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common shares, par value (in Dollars per share)	[1]	$ 0.08	$ 0.08
Common shares, shares authorized	[1]	625,000,000	625,000,000
Common shares, shares issued	[1]	25,186,864	25,186,864
Common shares, shares outstanding	[1]	25,186,864	25,186,864

[1]	After giving effect to the reverse stock split effected on December 18, 2024.